Business Combinations - Business Acquisition, Pro Forma Information (Details) - Acquisition of Atkins - USD ($) $ in Thousands	12 Months Ended
	Aug. 26, 2017	Aug. 27, 2016
Business Acquisition [Line Items]
Revenue	$ 396,171	$ 369,039
Net income	$ 28,701	$ 21,290